EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFIT PLANS
Schedule of liabilities relating to post-employment benefit and long-term benefit plans
The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

Employee benefit plans	December 31, 2025	December 31, 2024
In millions of COP
19.1 Defined benefit pension plan	130,577	140,996
19.2 Severance obligation	7,202	9,351
19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium	208,892	222,786
19.4 Other long-term benefits	600,939	581,168
Total Post-employment and long-term benefit plans	947,610	954,301
Fair value Plan assets	-	2,746
Total Unfunded Post-employment and long-term benefit plans(1)	947,610	951,555
(1) The accumulated amount as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. As of that date, it recorded employee benefits totaling COP 2,891, which were reclassified to Liabilities related to investments in subsidiaries held for sale. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

Schedule of defined benefit plans

Defined benefit pension plan and other benefits	2025	2024
In millions of COP
Present value of the obligation as of January 1	103,247	101,778
Interest cost	10,756	10,459
Benefits paid	(12,943)	(13,003)
Net actuarial (gain) / loss due to changes in assumptions	(5,241)	2,229
Net actuarial (gain) due to plan experience	(936)	(366)
Others	-	2,150
Defined obligation, unfunded as of December 31	94,883	103,247

Defined benefit pension plan	2025(1)	2024
In millions of COP
Present value of the obligation as of January 1	3,265	3,051
Interest cost	198	234
Benefits paid from plan assets	(399)	(524)
Net actuarial loss due to changes in assumptions	323	117
Net actuarial gain due to plan experience	(5)	(63)
Foreign currency translation effect	(491)	450
Reclassification to liabilities related to assets held for sale(1)	(2,891)	-
Defined obligation, funded as of December 31	-	3,265
(1) The accumulated amount as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
The following table details the change in plan assets:

Banistmo’s Plan assets	2025(1)	2024
In millions of COP
Fair value of assets as of January 1	2,746	2,765
Interest income on plan assets	112	129
Benefits paid	(412)	(540)
Foreign currency translation effect	(385)	392
Reclassification to liabilities related to assets held for sale(1)	(2,061)	-
Fair value assets as of December 31	-	2,746
(1) The accumulated amount as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

Defined benefit pension plan	2025	2024
In millions of COP
Present value of the obligation as of January 1	34,484	28,025
Current cost of service	1,233	1,136
Interest cost	2,819	2,657
Benefits paid	(1,680)	(1,668)
Net actuarial loss / (gain) due to changes in assumptions(1)	5,139	(556)
Net actuarial (gain) due to plan experience	(886)	(61)
Foreign currency translation effect	(5,415)	4,951
Defined obligation, unfunded as of December 31	35,694	34,484
(1)The loss for the year 2025 was mainly due to the decrease in the discount rate from 9.10% in 2024 to 8.30% in 2025.

Schedule of severance obligation
The balances recognized in the Consolidated Statement of Financial Position are listed below:

Severance obligation	2025	2024
In millions of COP
Present value of the obligation as of January 1	9,351	14,360
Current cost of service	179	267
Interest cost	724	1,116
Benefits paid	(4,219)	(5,369)
Net actuarial (gain) / loss due to changes in assumptions	(187)	13
Net actuarial loss / (gain) due to plan experience	1,354	(1,036)
Defined obligation, unfunded as of December 31	7,202	9,351

Schedule of Retirement Pension Premium Plan and Executive Pension Plan Premium
The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan	2025	2024
In millions of COP
Present value of the obligation as of January 1	222,786	195,295
Current service cost	22,552	20,632
Interest cost	17,591	18,157
Benefits paid	(30,253)	(22,004)
Net actuarial (gain) / loss due to changes in assumptions	(8,714)	1,046
Net actuarial loss / (gain) due to plan experience	1,630	(6,103)
Foreign currency translation effect(1)	(16,700)	15,763
Defined obligation, unfunded as of December 31	208,892	222,786
(1)The actuarial gain in 2025 is mainly explained for Bancolombia S.A. by the departure of employees covered by the plan.

Schedule of other long term benefits	For the periods ended December 31, 2025 and December 31, 2024, the reconciliation of the other long-term benefits is set below:

Other long term benefits	2025	2024
In millions of COP
Present value of the obligation as of January 1	581,168	543,210
Current service cost	62,262	57,653
Interest cost	60,434	56,157
Loss from changes in demographic assumptions	622	-
Benefits paid	(64,933)	(62,762)
Net actuarial (gain) due to changes in assumptions(1)	(28,094)	(8,083)
Net actuarial (gain) due to plan experience	(3,136)	(11,655)
Foreign currency translation effect	(7,384)	6,648
Defined obligation, unfunded as of December 31	600,939	581,168
(1)In the case of Bancolombia S.A., in 2025 the discount rate increased from 11.00% to 12.25% and the nominal inflation rate from 5.40% to 5.50%, generating an actuarial gain of COP 24,426.

Schedule of defined contribution plans
The expense recognized in the line “Salaries and employee benefits” of the Consolidated Statement of Income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2025	2024
In millions of COP
Pension	344,033	318,988
Current severance regimen	105,738	92,729
Total	449,771	411,717

Schedule of economic assumptions used in the determination of the present value of the defined benefit plans
The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:
Colombia

Main projected assumptions	December 31, 2025	December 31, 2024
Discount rate	12.25%	11.00%
Rate of wage increase	8.00%	7.90%
Projected inflation	5.50%	5.40%
Rate of pension increase	5.50%	5.40%
Bancolombia Panamá

Main projected assumptions	December 31, 2025	December 31, 2024
Discount rate	6.50%	7.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	2.00%	2.00%
El Salvador

Main projected assumptions	December 31, 2025	December 31, 2024
Discount rate	5.00%	5.20%
Rate of wage increase	2.50%	2.50%
Projected inflation	1.50%	1.50%
Guatemala

Main projected assumptions	December 31, 2025	December 31, 2024
Discount rate	8.30%	9.10%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

Schedule of estimated payment of future benefits
The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2026	15,425	107,959
2027	15,356	93,809
2028	15,302	107,480
2029	14,996	101,081
2030	14,588	101,310
2031 to 2035	64,604	541,849

Schedule of sensitivity analysis for actuarial assumptions
Colombia
Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	12.50%	0.50% increase	(2,416)
Discount rate	11.50%	0.50% decrease	2,550
Pension increases	6.00%	0.50% increase	2,905
Pension decreases	5.00%	0.50% decrease	(2,769)
Mortality Table		One year increase in life expectancy	3,842
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	12.75%	0.50% increase	(5,112)
Discount rate	11.75%	0.50% decrease	5,534
Salary increases	8.50%	0.50% increase	5,765
Salary decreases	7.50%	0.50% decrease	(5,359)
Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	11.25%	0.50% increase	(71)
Discount rate	10.25%	0.50% decrease	73
Salary increases	8.50%	0.50% increase	197
Salary decreases	7.50%	0.50% decrease	(194)
Guatemala
Defined Benefit Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.80%	0.50% increase	(3,097)
Discount rate	7.80%	0.50% decrease	3,558
Salary increases	5.50%	0.50% increase	2,369
Salary decreases	4.50%	0.50% decrease	(2,126)
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.50%	0.50% increase	(1,674)
Discount rate	6.50%	0.50% decrease	1,766
Salary increases	5.50%	0.50% increase	1,792
Salary decreases	4.50%	0.50% decrease	(1,713)
El Salvador
Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	5.50%	0.50% increase	975
Discount rate	4.50%	0.50% decrease	(1,054)
Salary increases	3.00%	0.50% increase	(208)
Salary decreases	2.00%	0.50% decrease	249
Colombia
Other long-term benefits

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	12.50%	0.50% increase	(15,170)
Discount rate	11.50%	0.50% decrease	16,067
Salary increases	8.50%	0.50% increase	16,576
Salary decreases	7.50%	0.50% decrease	(15,771)
Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.50%	0.50% increase	(1,208)
Discount rate	6.50%	0.50% decrease	1,294
Salary increases	5.50%	0.50% increase	1,316
Salary decreases	4.50%	0.50% decrease	(1,238)
El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	5.50%	0.50% increase	151
Discount rate	4.50%	0.50% decrease	(161)

Schedule of bonuses and short-term benefits
Short-term employment benefit plans recognized in the Consolidated Statement of Financial Position in the line “other liabilities” consist of the following:

Other employment benefit plans	December 31, 2025	December 31, 2024
In millions of COP
Current severance obligation	122,690	107,938
Bonuses and short-term benefits(1)	817,366	676,967
Other employment benefit plans	940,056	784,905
(1)The increase between December 31, 2025, and 2024, corresponds to the bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.